Financial Instruments (Details) - Schedule of foreign exchange risk sensitivity analysis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 183,367	$ 218,368
Financial assets, Effect on other comprehensive income
Monetary items
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 14,479	$ 109,783
Financial liabilities, Effect on other comprehensive income